Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2025
Critical Accounting Estimates and Judgments [abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
5.	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses, during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Uncertainty about these judgments, estimates and assumptions could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Information about critical judgments and estimates in applying accounting policies that have the most significant effect on amounts recognized in the consolidated financial statements are as follows:

●	Estimated mineral resources – Mineral resources are estimates of the amount of metal that can be extracted from the Company’s properties, considering both economic and legal factors. Estimating the quantity and/or grade of mineral resources requires the analysis of drilling samples and other geological data. Calculating mineral resource estimates requires decisions on assumptions about geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transportation costs, commodity prices and foreign exchange rates. Estimates of mineral resources may change from period to period as the economic assumptions used to estimate mineral resources change and as a result of additional geological data generated during the course of operations. Changes in reported mineral resources may affect the Company’s financial position in a number of ways, including the following:

i.	asset carrying values may be affected due to changes in estimated future cash flows;

ii.	prospective depreciation charges in the Company’s consolidated statements of income (loss) and comprehensive income (loss) may change when such charges are determined by the unit-of-production basis, or when the useful lives of assets change; and

iii.	provision for reclamation liabilities balances may be affected as the estimated timing of reclamation activities is adjusted for changes in the estimated mine life as determined by the available mineral resources.

●	Revenue recognition - Zinc concentrate sales are subject to provisional pricing arrangements whereby the final sales price is determined based on quoted market prices at a future date, typically one to three months after delivery. Revenue is initially recognized based on the estimated transaction price at the date control transfers to the customer. The receivable arising from provisional pricing is subsequently remeasured to FVTPL at each reporting date based on forward metal prices, with changes recognized in profit or loss until the final sales price is determined. Management exercises judgment in estimating the fair value of the provisional pricing adjustment at each reporting date.

●	Reclamation and remediation provision – The Company’s accounting policy requires the recognition of a provision for future reclamation and other closure activities when the obligation arises. The present value of future obligations is estimated by the Company using mine closure plans and other studies based on current environmental laws and regulations and Company policy. The estimates include assumptions as to the future estimated costs, timing of the cash flows to discharge the obligations, inflation rates, and the prevalent market discount rates. The reclamation and closure estimates are more uncertain the further into the future the activities are to be performed. Any changes to these assumptions will result in an adjustment to the provision which affects the Company’s liabilities and its property, plant and equipment.

●	Going concern – Management has applied judgment in assessing whether there is uncertainty in the company’s ability to continue as a going concern. In assessing whether a going concern uncertainty exists that requires disclosure in the consolidated financial statements, management takes into account all relevant information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. Management considers a wide range of factors relating to expected future cash flows from operations and sources of funding.

●	Impairment – Management applies significant judgment in its assessment and evaluation of asset or cash generating units at each reporting date to determine whether there are any indications of impairment. The Company considers both internal and external sources of information when making the assessment of whether there are indications of impairment for the Company’s mineral properties, plant and equipment. External sources of information considered are changes in the Company’s economic, legal and regulatory environment, which it does not control, but affect the recoverability of its mining assets. Internal sources of information the Company considers include the manner in which mining properties and plant and equipment are being used or are expected to be used and indications of economic performance of the assets. Calculating the fair value less costs of disposal (“FVLCD”) of cash generating units, which the Company has determined as being the Empire State Mine, for impairment tests requires management to make estimates and assumptions such as future production levels, mine site operating expenses and general administrative costs, transportation costs, concentrate smelting and refining charges, and royalties, working capital changes, capital costs, including estimated salvage value, future metal prices, corporate tax rates, selling costs, and discount rates. Changes in any of the assumptions or estimates used in determining the fair values could impact the impairment analysis.

●	Classification of Special Warrants – The Company has issued special warrants whose classification as either a financial liability or equity instrument requires significant judgment. In making this determination, management evaluates the contractual terms of the instruments, including settlement provisions and any variability in the number of shares to be issued, in accordance with IAS 32, Financial Instruments: Presentation. Based on this assessment, the Company determined that the special warrants are classified as a financial liability measured at fair value through profit or loss. Changes in the interpretation of contractual terms or applicable accounting standards could result in a different classification, which would materially impact the Company’s financial position and results of operations.

●	Fair value measurement – When the fair values of financial instruments, including the estimated fair value of derivatives, recorded in the statements of financial position cannot be measured based on quoted prices in active markets, they are measured using the discounted cash flow (“DCF”) model or the Montecarlo valuation model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. Judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments. In relation to determining the fair value of provisionally priced trade receivables, they are measured based on estimated future zinc prices obtained from a company that provides base metal concentrate trading services (i.e. market participant). When the fair values of non-financial assets need to be determined, e.g., for the purposes of calculating fair value less costs of disposal for impairment testing purposes, they are measured using valuation techniques including the DCF model.

●	Determination of useful life of assets for depreciation purposes – Significant judgment is involved in the determination of the useful life and residual value of long-lived assets that drive the calculation of depreciation charges. Changes in the estimate of useful lives and residual values may impact the depreciation calculations.

●	Taxation – The provision for income taxes and the composition of income tax assets and liabilities requires management’s judgment. In determining these amounts, management interprets the applicable income tax legislation and makes estimates of the expected timing of the reversal of deferred tax assets and liabilities. Management also makes estimates of future taxable profits, which affect the extent to which potential future tax benefits may be accrued. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows resulting from estimates of future production and sales volumes, commodity prices, mineral resources, operating costs and other capital management transactions. These judgments, estimates and assumptions are subject to risks and uncertainties, which may impact the actual amount of deferred income tax assets recognized in the Company’s statements of financial position and the benefit of other tax losses and temporary differences not yet recognized.